Operating expenses - Schedule of Research and Development Expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Analysis of income and expense [abstract]
Purchases, sub-contracting and other expenses	€ (7,489)	€ (15,105)
Payroll costs (including share-based payments)	(6,430)	(6,199)
Depreciation, amortization, and provision expenses	(610)	(682)
Total research and development expenses	€ (14,529)	€ (21,987)